Cover	12 Months Ended
Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	LEISURE ACQUISITION CORP.
Entity Central Index Key	0001716947
Entity Tax Identification Number	82-2755287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	646
Local Phone Number	565-6940
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	646
Local Phone Number	565-6940
Contact Personnel Name	A. Lorne Weil